                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Sector Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

SELECT SECTOR MUNICIPAL TRUST
SYMBOL: VKL
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (11/26/93)           6.66%         4.93%

10-year                              7.90          8.44

5-year                               7.97          7.85

1-year                               4.17          5.05

6-month                              2.94          4.08
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       2.94%        4.08%              1.56%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to a long-term "buy and hold" discipline anchored by rigorous research. We sought high quality bonds that we believe had attractive return potential and good liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.) We also engaged in selective, opportunistic relative value trading, selling holdings to purchase those which we believed offer more attractive characteristics.

We remained committed to pursuing yield within the parameters of a quality-driven approach. The trust maintained a high overall credit quality, with more than 69 percent of bonds rated AA or higher as of the close of the period. Issues rated BBB and below represented 24 percent of bond holdings.

To enhance the trust's yield, we added BBB rated bonds during the period; tobacco revenue bonds figured prominently among these purchases. Our decision to increase tobacco bond exposure reflected our analytical findings of strong tobacco industry fundamentals and an improving litigation environment. We also captured attractive yields through purchases of high-yield (non-investment-grade) airline bonds. A stake in inverse floating rate securities provided an additional boost to the trust's yield.

Based on our view that interest rates would continue to rise, with longer-term rates advancing less rapidly, we positioned the trust's duration to be shorter than its benchmark. (Duration is a measure of interest rate sensitivity.) The trust benefited from its emphasis on bonds with long maturities, as this segment of the market performed most strongly. Our purchases favored bonds with maturities of 20 years and longer. To fund these investments, we used proceeds of bonds which had been called by their issuers. We also sold short- and intermediate-term bonds, generally those with maturities of 15 years or less. Short-term pre-refunded issues were included among these sales. We pared exposure to zero-coupon bonds, which tend to underperform during periods of rising interest rates.

The trust's portfolio was well-represented across the major sectors of the municipal bond market. As of the close of the period, the trust's largest allocations were to the hospital, general purpose, recreational building, water and sewer, and wholesale electric sectors.

VKL's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          63.5%
AA/Aa                                                             6.1
A/A                                                               6.9
BBB/Baa                                                          18.2
BB/Ba                                                             1.0
B/B                                                               0.4
Non-Rated                                                         3.9

TOP 5 SECTORS AS OF 4/30/06
Hospital                                                         18.5%
General Purpose                                                  14.3
Recreational Building                                             9.0
Water & Sewer                                                     7.1
Wholesale Electric                                                6.9

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
California                                                       14.7%
New York                                                         11.0
Illinois                                                          7.1
Washington                                                        5.3
Texas                                                             5.0
South Carolina                                                    4.6
Indiana                                                           4.3
Louisiana                                                         4.2
Colorado                                                          4.1
Georgia                                                           3.7
Oklahoma                                                          3.5
New Jersey                                                        3.2
Missouri                                                          2.7
Alabama                                                           2.3
Kansas                                                            2.1
Massachusetts                                                     2.0
Michigan                                                          2.0
Ohio                                                              2.0
Arizona                                                           1.6
Puerto Rico                                                       1.6
Maryland                                                          1.5
North Carolina                                                    1.5
Iowa                                                              1.2
Tennessee                                                         1.2
Connecticut                                                       0.9
Mississippi                                                       0.9
Pennsylvania                                                      0.9
Arkansas                                                          0.8
New Mexico                                                        0.8
West Virginia                                                     0.8
South Dakota                                                      0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
                                       (continued from previous page)
Virginia                                                          0.7
Wisconsin                                                         0.4
Minnesota                                                         0.3
Nevada                                                            0.3
Florida                                                           0.1
                                                                -----
Total Investments                                                 100%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  157.2%
          ALABAMA  3.6%
$6,345    Alabama St Muni Elec Auth Pwr Supply Rev
          Ser A (MBIA Insd) (a)......................         5.500%  09/01/19  $   6,880,264
 1,000    Birmingham Baptist Med Ctr AL Spl Care Fac
          Fin Auth Rev Baptist Hlth Sys Inc Ser A....         5.000   11/15/30        975,800
                                                                                -------------
                                                                                    7,856,064
                                                                                -------------
          ARIZONA  2.6%
 1,750    Glendale, AZ Indl Dev Auth Rfdg............         5.000   12/01/35      1,735,230
 4,000    University Med Ctr Corp AZ Hosp Rev........         5.000   07/01/35      3,950,080
                                                                                -------------
                                                                                    5,685,310
                                                                                -------------
          ARKANSAS  1.2%
 2,780    Washington Cnty, AK Hosp Rev Regl Med Ctr
          Ser B Rfdg.................................         5.000   02/01/30      2,728,598
                                                                                -------------

          CALIFORNIA  23.2%
 5,000    Alameda Corridor Transn Auth CA Conv Cap
          Apprec Sub Lien Ser A Rfdg
          (AMBAC Insd) (b)...........................       0/5.400   10/01/24      3,812,050
 3,330    Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn
          Rfdg (Escrowed to Maturity) (AMBAC Insd)...         5.000   05/15/13      3,333,497
 1,125    California Cnty, CA Tob Sec Agy Tob Asset
          Bkd Merced Cnty Ser A Rfdg.................         5.250   06/01/45      1,109,306
 1,000    California Cnty, CA Tob Sec Agy Tob Asset
          Bkd Sonoma Cnty Corp Rfdg..................         5.125   06/01/38        975,350
 1,000    California Hlth Fac Fin Auth Rev
          Cedars-Sinai Med Ctr Rfdg..................         5.000   11/15/27      1,011,710
 3,500    California Hlth Fac Fin Auth Rev
          Cedars-Sinai Med Ctr Rfdg..................         5.000   11/15/34      3,523,940
   500    California Pollutn Ctl Fin Auth Solid Waste
          Disp Rev Waste Mgmt Inc Proj Ser B (AMT)...         5.000   07/01/27        498,345
    20    California Rural Home Mtg Fin Auth Single
          Family Mtg Rev Ser C (AMT) (GNMA
          Collateralized)............................         7.800   02/01/28         20,223
 5,110    California St (AMBAC Insd).................         5.125   10/01/27      5,233,355
 2,000    California St (MBIA-IBC Insd)..............         5.000   02/01/32      2,043,380
 1,000    California St Dept Wtr Res Pwr Supply Rev
          Ser A (Prerefunded @ 05/01/12).............         5.750   05/01/17      1,115,380
 5,000    California St Dept Wtr Res Pwr Supply Rev
          Ser A (Prerefunded @ 05/01/12) (MBIA-IBC
          Insd)......................................         5.375   05/01/22      5,476,850
 3,185    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser A............         5.000   07/01/39      3,116,108
 1,250    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser A............         5.250   07/01/30      1,271,300

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    California Statewide Cmntys Dev Auth Rev
          Hlth Fac Adventist Hlth Ser A..............         5.000%  03/01/30  $   1,004,550
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Conv Cap Apprec Rfdg (b)...............       0/5.800   01/15/20      4,386,450
 2,750    Golden St Tob Sec Corp CA Tob Settlement
          Rev Enhanced Asset Bkd Ser A...............         5.000   06/01/45      2,768,865
 1,465    Los Angeles Cnty, CA Met Transn Auth Sales
          Tax Rev Prop C Second Sr Ser A Rfdg (AMBAC
          Insd)......................................         5.000   07/01/23      1,508,452
 2,000    Los Angeles Cnty, CA Pub Wks Fin Auth Rev
          Sr Lien Ser A Rfdg (FSA Insd)..............         5.500   10/01/18      2,192,700
 1,500    Los Angeles Cnty, CA Uni Sch Dist Ser A
          (FSA Insd) (c).............................         5.250   07/01/19      1,596,315
 3,500    Palm Springs, CA Fin Auth Lease Rev
          Convention Ctr Proj Ser A (MBIA Insd)......         5.500   11/01/35      3,817,800
 1,000    Tobacco Sec Auth Northn CA Tob Settlement
          Rev Asset Bkd Bds Ser A1...................         5.375   06/01/38      1,007,100
                                                                                -------------
                                                                                   50,823,026
                                                                                -------------
          COLORADO  6.4%
 5,000    Colorado Ed & Cultural Fac Charter Sch Proj
          (XLCA Insd)................................         5.500   05/01/36      5,362,600
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)...         5.500   03/01/32      1,076,050
 1,250    Colorado Hlth Fac Auth Rev Covenant
          Retirement Cmtys Inc.......................         5.000   12/01/35      1,220,688
 1,000    Colorado Hlth Fac Auth Rev Hosp Parkview
          Med Ctr Proj...............................         6.500   09/01/20      1,090,240
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth (Prerefunded @ 11/15/11)....         6.500   11/15/31      1,137,150
    35    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser C1 (AMT)...............................         7.550   11/01/27         35,982
 1,280    Fremont Custer & El Paso Cnty, CO Sch Dist
          No RE-2 Fremont (FSA Insd).................         5.250   12/01/21      1,363,200
 1,500    Montrose, CO Mem Hosp......................         6.000   12/01/33      1,575,195
 1,000    Park Creek Met Dist CO Rev Sr Ltd Tax Ppty
          Tax Rfdg...................................         5.500   12/01/30      1,023,280
                                                                                -------------
                                                                                   13,884,385
                                                                                -------------
          CONNECTICUT  1.4%
 1,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144-A Private Placement (d).....         6.400   09/01/11      1,539,900
 1,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144-A Private Placement
          (Prerefunded @ 09/01/07) (d)...............         6.400   09/01/11      1,567,485
                                                                                -------------
                                                                                    3,107,385
                                                                                -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          FLORIDA  0.1%
$  115    Escambia Cnty, FL Hlth Fac Auth Hlth Fac
          Rev FL Hlthcare (AMBAC Insd)...............         5.950%  07/01/20  $     120,756
                                                                                -------------

          GEORGIA  5.9%
 5,000    Augusta, GA Wtr & Swr Rev (FSA Insd).......         5.000   10/01/27      5,142,200
 4,000    Augusta, GA Wtr & Swr Rev (FSA Insd).......         5.250   10/01/22      4,214,880
 1,870    Georgia Muni Elec Auth Pwr Rev Ser A (FGIC
          Insd) (a)..................................         5.500   01/01/12      1,986,557
 1,425    Georgia Muni Elec Auth Pwr Rev Ser A Rfdg
          (Escrowed to Maturity) (FGIC Insd).........         5.500   01/01/12      1,530,977
                                                                                -------------
                                                                                   12,874,614
                                                                                -------------
          ILLINOIS  11.1%
 2,000    Chicago, IL O' Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (AMT) (MBIA Insd)....         5.375   01/01/32      2,060,300
 2,540    Chicago, IL O' Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser A (AMT) (AMBAC
          Insd)......................................         5.375   01/01/32      2,612,136
 1,305    Chicago, IL 2006 Proj Ser A Rfdg
          (MBIA Insd)................................         5.500   01/01/38      1,390,256
 3,645    Chicago, IL 2006 Proj Ser A Rfdg
          (Prerefunded @ 01/01/11) (MBIA Insd).......         5.500   01/01/38      3,945,822
    50    Chicago, IL Proj Ser A Rfdg (Prerefunded @
          01/01/11) (MBIA Insd)......................         5.500   01/01/38         54,127
 1,885    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Ser A (ACA Insd)......................         6.500   12/01/08      2,001,983
 5,000    Cook Cnty, IL Ser A (Prerefunded @
          05/15/11) (FGIC Insd)......................         5.500   11/15/31      5,395,300
   285    Cook Cnty, IL Sch Dist No. 100 Berwyn South
          (FSA Insd).................................         8.100   12/01/15        369,320
 1,500    Illinois Fin Auth Rev Friendship Vlg
          Schaumburg Ser A...........................         5.625   02/15/37      1,516,455
 1,000    Illinois Fin Auth Rev Northwestern Mem Hosp
          Ser A......................................         5.500   08/15/43      1,053,590
 1,335    Illinois Fin Auth Solid Waste Rev Disposal
          Waste Mgmt Inc Proj Ser A (AMT)............         5.050   08/01/29      1,316,911
 1,350    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A.....................         5.125   06/01/35      1,353,483
 1,225    Pekin, IL Mtg Rev United Auto Workers Inc
          Proj Ser A (GNMA Collateralized) (e).......         5.250   05/20/34      1,220,492
                                                                                -------------
                                                                                   24,290,175
                                                                                -------------
          INDIANA  6.7%
 3,065    Allen Cnty, IN War Mem Coliseum Additions
          Bldg Corp Ser A (AMBAC Insd)...............         5.750   11/01/25      3,344,528
 3,505    East Chicago, IN Elem Sch Bldg Corp First
          Mtg Rfdg (AMBAC Insd) (a)..................         6.250   01/05/16      3,946,244

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          INDIANA (CONTINUED)
$1,000    Indiana St Dev Fin Auth Rev Rfdg (AMT).....         5.950%  08/01/30  $   1,018,450
 5,740    Indianapolis, IN Loc Pub Impt Bd Bk Drivers
          Ser 1154 (Inverse Floating Rate) (Acquired
          11/01/05, Cost $6,198,339) (AMT) (MBIA
          Insd) (a) (f)..............................         6.338   07/01/13      6,352,171
                                                                                -------------
                                                                                   14,661,393
                                                                                -------------
          IOWA  1.9%
 1,515    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
          Insd)......................................         5.750   06/01/14      1,624,731
 2,500    Tobacco Settlement Auth IA Tob Settlement
          Rev Asset Bkd Ser C........................         5.375   06/01/38      2,499,875
                                                                                -------------
                                                                                    4,124,606
                                                                                -------------
          KANSAS  3.3%
 1,735    Cowley Cnty, KS Uni Sch Dist No 465
          Winfield Impt Rfdg (MBIA Insd) (a).........         5.250   10/01/21      1,871,111
 1,500    Overland Park, KS Dev Corp Rev First Tier
          Ser A......................................         7.375   01/01/32      1,642,560
 3,500    Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co
          Proj Rfdg (MBIA Insd)......................         5.300   06/01/31      3,693,095
                                                                                -------------
                                                                                    7,206,766
                                                                                -------------
          LOUISIANA  6.6%
 7,930    Ernest N Morial New Orleans, LA Exhibit
          Hall Auth Spl Tax Sr Sub Ser A (AMBAC Insd)
          (a)........................................         5.250   07/15/18      8,289,863
   985    Louisiana Hsg Fin Agy Rev Azalea Estates
          Ser A Rfdg (AMT) (GNMA Collateralized).....         5.375   10/20/39      1,004,867
 2,855    Louisiana St Gas & Fuels Tax Rev Ser A
          (AMBAC Insd)...............................         5.375   06/01/16      3,006,429
 2,000    New Orleans, LA Rfdg (FGIC Insd)...........         5.500   12/01/21      2,142,100
                                                                                -------------
                                                                                   14,443,259
                                                                                -------------
          MARYLAND  2.3%
 1,000    Baltimore, MD Convention Ctr Hotel Rev
          Drivers Ser 1251 (Inverse Floating Rate)
          (Acquired 02/06/06, Cost $1,177,090) (XLCA
          Insd) (f)..................................         6.368   03/01/14      1,138,970
   800    Maryland St Econ Dev Corp Student Hsg Rev
          Collegiate Hsg Salisbury Ser A.............         6.000   06/01/19        835,528
 1,000    Maryland St Econ Dev Corp Univ MD College
          Pk Proj (Prerefunded @ 06/01/13)...........         5.625   06/01/35      1,092,660
 2,000    Maryland St Hlth & Higher Ed Fac Auth Rev
          MD Inst College of Art.....................         5.000   06/01/40      1,948,800
                                                                                -------------
                                                                                    5,015,958
                                                                                -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS  3.2%
$2,000    Massachusetts St Dev Fin Agy Semass Sys Ser
          A (MBIA Insd)..............................         5.625%  01/01/15  $   2,166,360
 1,800    Massachusetts St Hlth & Ed Fac Auth Rev
          Univ MA Mem Issue Ser D....................         5.000   07/01/33      1,785,330
 1,705    Massachusetts St Hlth & Ed Fac Auth Rev Vly
          Regl Hlth Sys Ser C (Connie Lee Insd)
          (a)........................................         7.000   07/01/09      1,856,234
 1,145    Massachusetts St Indl Fin Agy Rev Wtr
          Treatment Amern Hingham (AMT)..............         6.750   12/01/20      1,165,965
                                                                                -------------
                                                                                    6,973,889
                                                                                -------------
          MICHIGAN  3.1%
 1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A..........................................         5.250   07/01/30        995,180
 1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A..........................................         6.250   07/01/40      1,079,620
 4,500    Michigan St Bldg Auth Rev Fac Pgm Ser III
          Rfdg (FSA Insd)............................         5.000   10/15/26      4,631,265
                                                                                -------------
                                                                                    6,706,065
                                                                                -------------
          MINNESOTA  0.5%
 1,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj..............................         6.000   11/15/35      1,070,920
                                                                                -------------

          MISSISSIPPI  1.4%
 2,360    Mississippi Dev Bk Spl Oblig Cap Proj &
          Equip Acquisition Ser A2 (AMBAC Insd)......         5.000   07/01/24      2,488,714
   385    Mississippi Home Corp Single Family Rev Mtg
          Ser C (AMT) (GNMA Collateralized)..........         7.600   06/01/29        394,945
   140    Mississippi Home Corp Single Family Rev Mtg
          Ser F (AMT) (GNMA Collateralized)..........         7.550   12/01/27        140,490
                                                                                -------------
                                                                                    3,024,149
                                                                                -------------
          MISSOURI  4.2%
 1,250    Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc...         5.625   06/01/27      1,280,312
 1,375    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          Sr Living Fac Lutheran Ser A...............         5.375   02/01/35      1,399,379
 3,855    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          SSM Hlthcare Ser AA Rfdg (Escrowed to
          Maturity) (MBIA Insd)......................         6.400   06/01/10      4,229,051
 2,250    Saint Charles, MO Ctf Partn Ser B..........         5.500   05/01/18      2,343,060
                                                                                -------------
                                                                                    9,251,802
                                                                                -------------

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEVADA  0.5%
$1,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser A (AMT) (AMBAC Insd).........         5.250%  07/01/34  $   1,035,880
    40    Nevada Hsg Div Single Family Pgm Ser E
          (AMT) (FHA Gtd)............................         6.900   10/01/14         40,048
    35    Nevada Hsg Div Single Family Pgm Mezz Ser E
          (AMT) (FHA Gtd)............................         6.900   10/01/11         35,047
                                                                                -------------
                                                                                    1,110,975
                                                                                -------------
          NEW JERSEY  5.1%
 1,000    New Jersey Econ Dev Auth Rev
          Cigarette Tax..............................         5.500   06/15/31      1,036,720
   700    New Jersey Econ Dev Auth Rev
          Cigarette Tax..............................         5.750   06/15/29        740,187
 2,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          Amern Wtr Co Inc Proj Ser A (AMT)
          (FGIC Insd)................................         6.875   11/01/34      2,531,325
 6,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          Amern Wtr Co Ser A (AMT) (AMBAC Insd)......         5.250   11/01/32      6,746,870
                                                                                -------------
                                                                                   11,055,102
                                                                                -------------
          NEW MEXICO  1.3%
 1,500    Jicarilla, NM Apache Nation Rev Adj Ser A
          (Acquired 10/23/03, Cost $1,514,910) (f)...         5.000   09/01/18      1,526,310
 1,250    Jicarilla, NM Apache Nation Rev Adj Ser A
          (Acquired 10/23/03, Cost $1,275,475) (f)...         5.500   09/01/23      1,309,912
                                                                                -------------
                                                                                    2,836,222
                                                                                -------------
          NEW YORK  17.3%
 1,000    Nassau Cnty, NY Tob Settlement Corp Asst
          Bkd Ser A..................................         5.000   06/01/35        970,860
 1,000    Nassau Cnty, NY Tob Settlement Corp Asst
          Bkd Ser A..................................         5.125   06/01/46        971,790
     5    New York City Ser C........................         7.250   08/15/24          5,013
 5,000    New York City Ser H (MBIA-IBC Insd)........         5.250   03/15/14      5,332,350
 1,500    New York City Hsg Dev Corp Multi-Family Hsg
          Rev Ser A (AMT)............................         5.500   11/01/34      1,533,435
 3,500    New York City Hsg Dev Corp Multi-Family Hsg
          Rev Progress of Peoples Dev Ser B (AMT)
          (FNMA Collateralized)......................         4.950   05/15/36      3,463,180
 1,890    New York City Indl Dev Agy Civic Fac Rev
          Touro College Proj Ser A (Acquired 06/25/99
          and 06/29/99, Cost $1,890,000) (f).........         6.350   06/01/29      1,969,607
 1,400    New York City Indl Dev Agy Spl Fac Rev
          Amern Airls JFK Intl Arpt (AMT)............         7.625   08/01/25      1,534,680
 5,000    New York City Transitional Fin Auth Future
          Tax Sec Ser B..............................         5.000   08/01/22      5,192,200
 4,000    New York City Transitional Fin Auth Future
          Tax Sec Ser D (MBIA Insd)..................         5.250   02/01/20      4,247,520

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,500    New York St Dorm Auth Rev Mt Sinai
          NYU Hlth...................................         5.500%  07/01/26  $   1,516,545
    35    New York St Dorm Auth Rev Mental Hlth Svc
          Fac (FSA Insd) (a).........................         5.875   08/15/16         37,794
 2,000    New York St Dorm Auth Rev Secd Hosp Gen
          Hosp Ser N Rfdg............................         5.750   02/15/18      2,173,520
 1,990    New York St Mtg Agy Rev Ser 101 (AMT)......         5.400   04/01/32      2,030,457
 6,000    TSASC Inc NY Ser 1.........................         5.000   06/01/34      5,827,800
 1,000    Westchester Tob Asset Sec Corp NY..........         5.125   06/01/38        978,380
                                                                                -------------
                                                                                   37,785,131
                                                                                -------------
          NORTH CAROLINA  2.3%
 3,000    Charlotte, NC Ctf Part Convention Fac Proj
          Ser A Rfdg.................................         5.500   08/01/19      3,228,690
 1,700    North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Ser A (MBIA Insd).................         5.250   01/01/19      1,797,597
                                                                                -------------
                                                                                    5,026,287
                                                                                -------------
          OHIO  3.2%
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.......................................         7.500   01/01/30      1,102,180
 1,000    Delaware Cnty, OH Hlthcare Fac Rev Mtg
          Centrum at Willow Brook (FHA Gtd)..........         6.550   02/01/35      1,021,810
 1,065    Logan Cnty, OH (MBIA Insd).................         5.250   12/01/17      1,134,257
   275    Miami Cnty, OH Hosp Fac Impt Upper Vly Med
          Ctr Ser C Rfdg.............................         6.000   05/15/06        275,278
   940    Ohio Hsg Fin Agy Mtg Rev Residential Ser
          A-1 (AMT) (GNMA Collateralized)............         6.050   09/01/17        969,168
   700    Toledo Lucas Cnty, OH Port Auth Dev Rev
          Northwest OH Bd Fd Ser C (AMT).............         6.000   05/15/11        729,757
 1,650    Toledo Lucas Cnty, OH Port Auth Dev Rev
          Northwest OH Bd Fd Ser C (AMT).............         6.375   11/15/32      1,778,766
                                                                                -------------
                                                                                    7,011,216
                                                                                -------------
          OKLAHOMA  5.5%
 3,905    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
          Insd)......................................         5.250   07/01/29      4,164,878
 1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
          Insd)......................................         5.250   07/01/33      1,570,020
 1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev
          Cap Apprec (FSA Insd)......................           *     02/01/31        296,860
   200    Oklahoma Hsg Fin Agy Single Family Mtg Rev
          Homeownership Ln Pgm Ser A (AMT) (GNMA
          Collateralized)............................         7.050   09/01/26        201,960

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          OKLAHOMA (CONTINUED)
$3,460    Sallisaw, OK Muni Auth Util Sys Rev (XLCA
          Insd)......................................         5.000%  01/01/35  $   3,550,687
 2,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (Prerefunded @ 11/01/09) (AMBAC Insd)......         6.250   11/01/22      2,198,180
                                                                                -------------
                                                                                   11,982,585
                                                                                -------------
          PENNSYLVANIA  1.4%
 1,000    Hempfield, PA Area Sch Dist Westmoreland
          Cnty Ser A (FGIC Insd).....................         5.250   03/15/19      1,068,390
 2,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev PA Hosp Rfdg (Escrowed
          to Maturity)...............................         6.350   07/01/07      2,058,040
                                                                                -------------
                                                                                    3,126,430
                                                                                -------------
          SOUTH CAROLINA  7.3%
 2,420    Beaufort Cnty, SC Tax Increment New Riv
          Redev Proj Area (MBIA Insd) (a)............         5.500   06/01/20      2,614,883
 5,000    Charleston Ed Excellence Fin Corp SC Rev
          Rols RR II R471 (Inverse Floating Rate)
          (Acquired 12/16/05, Cost $5,530,100) (f)...         6.586   12/01/26      5,491,200
 3,000    Dorchester Cnty, SC Sch Dist No 002
          Installment Pur Rev Growth.................         5.000   12/01/30      3,043,020
 3,000    Medical Univ SC Hosp Auth Fac Mtg Ser A
          Rfdg (MBIA Insd)...........................         5.250   08/15/24      3,169,050
 1,500    South Carolina Jobs Econ Dev Auth Indl Rev
          SC Elec & Gas Co Proj Ser A (AMBAC Insd)...         5.200   11/01/27      1,578,795
                                                                                -------------
                                                                                   15,896,948
                                                                                -------------
          SOUTH DAKOTA  1.1%
 1,000    Minnehaha Cnty, SD Ltd Tax Ctf Partn (FSA
          Insd)......................................         5.000   12/01/20      1,041,930
 1,250    South Dakota St Hlth & Ed Fac Auth Rev
          Children's Care Hosp Rfdg..................         6.125   11/01/29      1,313,262
                                                                                -------------
                                                                                    2,355,192
                                                                                -------------
          TENNESSEE  1.9%
 1,250    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
          CDFI Phase I LLC Proj Ser B Rfdg...........         6.000   10/01/35      1,272,888
 1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg................         8.000   07/01/33      1,757,700
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg MTN St Hlth Ser A Rfdg
          (MBIA Insd)................................         7.500   07/01/25      1,218,190
                                                                                -------------
                                                                                    4,248,778
                                                                                -------------
          TEXAS  7.8%
 1,000    Alliance Arpt Auth Inc TX Spl Fac Rev FedEx
          Corp Proj Rfdg (AMT) (e)...................         4.850   04/01/21        991,890
 1,190    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
          Elec Co Proj Ser C Rfdg (AMT)..............         5.750   05/01/36      1,261,912

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A (AMT) (FSA Insd).........................         5.500%  11/01/21  $   2,134,760
 3,000    Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg
          (FSA Insd).................................         5.375   10/01/19      3,213,720
 5,720    Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FSA Insd)............................         5.250   05/15/21      6,048,328
 1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
          Centerpoint Energy Proj Rfdg...............         5.600   03/01/27      1,306,337
 2,000    North Cent TX Hlth Fac Dev Corp Rev Hosp
          Childrens Med Ctr Dallas (AMBAC Insd)......         5.250   08/15/32      2,075,660
                                                                                -------------
                                                                                   17,032,607
                                                                                -------------
          VIRGINIA  1.1%
 1,000    Richmond, VA Indl Dev Auth Govt Fac Rev Bds
          (AMBAC Insd)...............................         5.000   07/15/15      1,063,920
 1,400    Tobacco Settlement Fin Corp VA Asset Bkd...         5.500   06/01/26      1,433,614
                                                                                -------------
                                                                                    2,497,534
                                                                                -------------
          WASHINGTON  8.3%
 1,500    Chelan Cnty, WA Pub Util Dist No 001 Cons
          Rev Chelan Hydro Ser A (AMT) (MBIA Insd)...         5.600   01/01/36      1,592,370
 1,000    Grant Cnty, WA Pub Util Dist No 002 Wanapum
          Hydro Elec Rev Ser B Rfdg (AMT)
          (MBIA Insd)................................         5.375   01/01/18      1,037,950
 1,370    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)..........................         5.500   07/01/18      1,473,284
 3,465    Seattle, WA Drain & Wastewtr Rev Rfdg (FGIC
          Insd) (a)..................................         5.250   07/01/21      3,662,817
 5,000    Spokane, WA Pub Fac Dist Hotel Motel &
          Sales Use Tax (MBIA Insd)..................         5.250   09/01/33      5,246,900
 2,000    Washington St Hlthcare Fac Overlake Hosp
          Med Ctr Ser B (ACA Insd)...................         5.000   07/01/30      1,995,680
 3,000    Washington St Ser B........................         5.500   05/01/18      3,240,360
                                                                                -------------
                                                                                   18,249,361
                                                                                -------------
          WEST VIRGINIA  1.2%
 2,450    West Virginia Univ Rev Impt WV Univ Proj
          Ser C (FGIC Insd)..........................         5.000   10/01/27      2,534,157
                                                                                -------------

          WISCONSIN  0.6%
 1,205    Wisconsin St Hlth & Ed Fac Auth Rev (ACA
          Insd)......................................         6.150   05/15/25      1,261,539
                                                                                -------------

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  2.6%
$4,800    Puerto Rico Comwlth Hwy & Trans Auth Hwy
          Rev Ser Y (FSA Insd) (c)...................         6.250%  07/01/21  $   5,790,096
                                                                                -------------

TOTAL LONG-TERM INVESTMENTS 157.2%
  (Cost $332,799,548).........................................................    343,649,280
SHORT-TERM INVESTMENT  0.5%
  (Cost $1,100,000)...........................................................      1,100,000
                                                                                -------------
TOTAL INVESTMENTS  157.7%
  (Cost $333,899,548).........................................................    344,749,280
OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%...................................      3,030,637
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (59.1%)...................   (129,211,957)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................  $ 218,567,960
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security purchased on a when-issued or delayed delivery basis.

(f) This security is restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. Restricted securities comprise 8.1% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corporation

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Company

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACT:
U.S. Treasury Notes 5-Year Futures, June 2006 (Current
  Notional Value of $104,156 per contract)..................     440         $380,652
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A.................  USD-BMA Municipal
                        Swap Index           Receive    4.137%    06/28/26     $8,430      $244,076
JP Morgan Chase Bank,
  N.A.................  USD-BMA Municipal
                        Swap Index           Receive    4.375     07/11/26      5,920         6,042
                                                                                         -------------
                                                                                           $250,118
                                                                                         =============

See Notes to Financial Statements                                             19

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $333,899,548).......................  $344,749,280
Cash........................................................        64,959
Receivables:
  Interest..................................................     5,778,948
  Investments Sold..........................................        90,157
Swap Contracts..............................................       250,118
Other.......................................................         2,075
                                                              ------------
    Total Assets............................................   350,935,537
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,229,466
  Investment Advisory Fee and Administrative Fees...........       157,426
  Variation Margin on Futures...............................        68,750
  Income Distributions--Common Shares.......................        40,638
  Other Affiliates..........................................        10,212
Trustees' Deferred Compensation and Retirement Plans........       563,285
Accrued Expenses............................................        85,843
                                                              ------------
    Total Liabilities.......................................     3,155,620
Preferred Shares (including accrued distributions)..........   129,211,957
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $218,567,960
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($218,567,960 divided by
  15,506,703 shares outstanding)............................  $      14.10
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 15,506,703 shares issued and
  outstanding)..............................................  $    155,067
Paid in Surplus.............................................   207,462,768
Net Unrealized Appreciation.................................    11,480,502
Accumulated Undistributed Net Investment Income.............       242,520
Accumulated Net Realized Loss...............................      (772,897)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $218,567,960
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 5,160 issued with liquidation preference of
  $25,000 per share)........................................  $129,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $347,567,960
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 8,591,777
                                                              -----------
EXPENSES:
Investment Advisory and Administrative Fees.................      953,665
Preferred Share Maintenance.................................      172,108
Trustees' Fees and Related Expenses.........................       45,143
Legal.......................................................       26,507
Custody.....................................................       15,235
Other.......................................................      109,837
                                                              -----------
    Total Expenses..........................................    1,322,495
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 7,269,282
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................  $   823,303
    Futures.................................................    1,280,603
                                                              -----------
Net Realized Gain...........................................    2,103,906
                                                              -----------
Unrealized Appreciation /Depreciation:
  Beginning of the Period...................................   13,448,466
                                                              -----------
  End of the Period:
    Investments.............................................   10,849,732
    Futures.................................................      380,652
    Swap Contracts..........................................      250,118
                                                              -----------
                                                               11,480,502
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,967,964)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   135,942
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,011,799)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,393,425
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2006    OCTOBER 31, 2005
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $  7,269,282       $  4,947,025
Net Realized Gain........................................       2,103,906          1,387,881
Net Unrealized Depreciation During the Period............      (1,967,964)        (4,022,316)
Distributions to Preferred Shareholders:
  Net Investment Income..................................      (1,848,349)          (894,479)
  Capital Gains..........................................        (163,450)                 0
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................       5,393,425          1,418,111
Distributions to Common Shareholders:
  Net Investment Income..................................      (5,629,054)        (4,235,507)
  Capital Gains..........................................      (1,555,322)                 0
                                                             ------------       ------------

NET CHANGE IN NET ASSETS TO COMMON SHARES FROM INVESTMENT
  ACTIVITIES.............................................      (1,790,951)        (2,817,396)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger......               0        155,765,570
                                                             ------------       ------------
TOTAL INCREASE/DECREASE IN NET ASSETS....................      (1,790,951)       152,948,174
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     220,358,911         67,410,737
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $242,520 and $450,641,
  respectively)..........................................    $218,567,960       $220,358,911
                                                             ============       ============

 22                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS
                                             ENDED                   YEAR ENDED OCTOBER 31,
                                           APRIL 30,    ------------------------------------------------
                                              2006       2005      2004      2003     2002 (f)    2001
                                           -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...................................  $ 14.21     $ 14.40   $ 14.10   $ 13.82   $ 13.80    $ 12.95
 Net Investment Income....................      .47(a)      .88       .89       .94       .99        .99
 Net Realized and Unrealized Gain/Loss....      .01        (.15)      .31       .30       .01        .84
 Common Share Equivalent of Distributions
 Paid to Preferred Shareholders:
   Net Investment Income..................     (.12)       (.16)     (.08)     (.08)     (.10)      (.24)
   Net Realized Gain......................     (.01)         --        --        --        --         --
                                            -------     -------   -------   -------   -------    -------
Total from Investment Operations..........      .35         .57      1.12      1.16       .90       1.59
 Distributions Paid to Common
   Shareholders:
   Net Investment Income..................     (.36)       (.76)     (.82)     (.88)     (.88)      (.74)
   Net Realized Gain......................     (.10)         --        --        --        --         --
                                            -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $ 14.10     $ 14.21   $ 14.40   $ 14.10   $ 13.82    $ 13.80
                                            =======     =======   =======   =======   =======    =======

Common Share Market Price at End of the
 Period...................................  $ 12.39     $ 12.35   $ 12.87   $ 12.78   $ 12.80    $ 12.40
Total Return (b)..........................    4.08%*      1.93%     7.37%     6.87%    10.43%     22.63%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)..........  $ 218.6     $ 220.4   $  67.4   $  66.0   $  64.7    $  64.6
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)..........    1.21%       1.43%     1.42%     1.42%     1.39%      1.39%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (c)......................................    6.64%       6.35%     6.27%     6.67%     7.24%      7.37%
Portfolio Turnover........................      16%*        44%       41%       50%       47%        33%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)...........     .76%        .94%      .94%      .94%      .91%       .90%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d)......................................    4.95%       5.20%     5.70%     6.14%     6.49%      5.58%

SENIOR SECURITIES:
Total Preferred Shares Outstanding........    5,160       5,160     1,360     1,360     1,360      1,360
Asset Coverage Per Preferred Share (e)....  $67,399     $67,725   $74,580   $73,540   $72,583    $72,503
Involuntary Liquidating Preference Per
 Preferred Share..........................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred
 Share....................................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*  Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares from 7.02% to 7.16%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             23

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest primarily in a portfolio of municipal securities from those market sectors which the Adviser feels will best meet the Trust's investment objective. The Trust commenced investment operations on November 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had $2,229,466 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2005, the Trust had an

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $916,546, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$439,358....................................................  October 31, 2006
 477,188....................................................  October 31, 2007

    Part of the capital loss carryforward above was acquired due to a merger with another regulated investment company. Please see footnote 3 for details.

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $333,403,484
                                                              ============
Gross tax unrealized appreciation...........................  $ 12,195,730
Gross tax unrealized depreciation...........................  $   (849,934)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 11,345,796
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Tax-exempt income.........................................  $5,032,353

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................  $929,750
Undistributed tax-exempt income.............................   477,855

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser provides investment advice, administrative services and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $9,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $29,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006 and the year ended October 31, 2005, transactions in common shares were as follows:

                                                               SIX MONTHS
                                                                 ENDED            YEAR ENDED
                                                             APRIL 30, 2006    OCTOBER 31, 2005
Beginning Shares...........................................    15,506,703           4,682,128
Shares Acquired Through Merger.............................           -0-          10,824,575
                                                               ----------        ------------
Ending Shares..............................................    15,506,703          15,506,703
                                                               ==========        ============

    On October 7, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Strategic Sector Municipal Trust (ticker symbol VKS) through a tax free reorganization approved by VKS shareholders on September 23, 2005. The Trust issued 10,824,575 common shares with a net asset value of $155,765,570 and 3,800 Remarketed Preferred Shares (RP) with a liquidation value of $95,000,000 in exchange for VKS net assets. The shares of VKS were converted into Trust shares at a ratio of 1.001654 to 1 and 1 to 1, for common shares and RP, respectively. Net unrealized appreciation of VKS as of October 7, 2005 was $11,354,499. The Trust assumed VKS's book to tax accretion differences, which resulted in a $524,725 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets on the day of reorganization was $352,153,473. Included in these net assets was a deferred compensation and retirement plan balance of $273,985 which is included with accumulated undistributed net investment income. Additionally, included in these net assets was a capital loss carryforward of $1,069,228 and gains and losses recognized for tax purposes on open future transactions at October 7, 2005 of $306,576 which are included with accumulated net realized

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

loss of which all can be utilized by the acquiring Trust. The Trust incurred merger expenses of $133,400, which represent costs related to the preparation, printing, and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit, and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $59,791,778 and $56,091,036, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2006 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................    1,156
Futures Opened..............................................    2,094
Futures Closed..............................................   (2,810)
                                                               ------
Outstanding at April 30, 2006...............................      440
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

C. INDEXED SECURITIES An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the Portfolio of Investments.

6. PREFERRED SHARES

The Trust has outstanding 5,160 RP in four series. Series A and B each contain 680 shares, while Series C contains 2,000 shares and Series D contains 1,800 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A is 7 days and the dividend period for Series B, C and D is 28 days. The average rate in effect on April 30, 2006 was 3.382%. During the six months ended April 30, 2006, the rates ranged from 2.550% to 7.000%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred shares. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

certain asset coverage tests and the RP are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 30

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VKL SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01536P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust

By:    /s/ Ronald E. Robison
       ------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Ronald E. Robison
       ------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  June 20, 2006

By:    /s/ Phillip G. Goff
       ------------------------
Name:  Phillip G. Goff
Title: Principal Financial Officer
Date:  June 20, 2006